SCHEDULE OF EQUIPMENT AND SOFTWARE NET (Details) - Seamless Group Inc. [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Equipment and software, gross		$ 5,917,894	$ 5,704,701
Less: accumulated depreciation		(4,901,404)	(4,383,080)
Equipment, net	$ 890,157	1,016,490	1,321,621	[1]
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross		489,396	433,479
Furniture and Fittings [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross		303,331	298,076
Renovation [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross		1,741,702	1,739,807
Sign Board [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross		2,195	2,195
Computer Peripherals [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross		3,301,853	3,074,341
Electrical Installation [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross		46,492	45,502
Mobile Phone [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross		10,022	9,013
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross		14,536	97,479
Air Conditioners [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross		$ 8,367	$ 4,809

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.